ORGANIZATION AND NATURE OF BUSINESS (Details) - USD ($)	1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial assets		$ 64,519,982						$ 66,014,811	$ 64,519,982		$ 66,014,811	$ 68,038,621
Net loss		(2,182,534)	$ (2,590,711)	$ (1,866,690)	$ (3,349,204)	$ (981,530)	$ (459,863)		(6,639,935)	$ (4,790,597)	(18,542,654)	$ (13,830,371)
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Cash									5,331,120		5,331,120
Fair value of common stock issued	$ 138,667				$ 138,667				138,667		138,667
Fair value of total consideration transferred									5,469,787		5,469,787
Financial assets		1,796,911						1,796,911	1,796,911		1,796,911
Inventory		297,340						297,340	297,340		297,340
Property, plant and equipment		7,488,818						7,488,818	7,488,818		7,488,818
Identifiable intangible assets		562,200						562,200	562,200		562,200
Financial liabilities		(3,235,233)						(3,235,233)	(3,235,233)		(3,235,233)
Total identifiable net assets		6,910,036						6,910,036	6,910,036		6,910,036
Bargain purchase gain		$ 1,440,249						1,440,249	1,440,249		$ 1,440,249
Revenue								344,708	549,567
Net loss								$ (1,232,732)	$ (1,674,785)